CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011
Cash Flows from Operating Activities
Net income (loss)	$ (3,255,186)		$ (7,985,163)
Depreciation expense	107,909		95,945
Amortization expense - software development costs	446,876		412,632
Amortization expense - patents	135,508		124,959
Amortization expense - discount of convertible debt	311,005
Stock based compensation	502,591		4,592,430
Bad debts	18,326		105,632
Loss on settlement of debt			651,316
(Increase) decrease in accounts receivable	(196,890)		(461,818)
(Increase) decrease in prepaid expenses	7,781		142,015
(Increase) decrease in deposits and other assets	(3,847)		11,051
Increase (decrease) in accounts payable	(409,794)		683,965
Increase (decrease) in accrued expenses	60,679		109,494
Increase (decrease) in deferred revenue expenses	25,000
Increase (decrease) in accrued interest	165,795		12,253
Net cash used in operating activities	(2,084,247)		(1,505,289)
Cash Flows from Investing Activities
Option paid to related party	0	[1]	(155,000)	[1]
Investment in certificate of deposit, pledged			(95,250)
Redemption of certificate deposit, pledged	19,050
Patents and patent applications costs	(146,558)		(111,177)
Purchase of property and equipment	(33,195)		(196,067)
Capitalized software development costs	(434,915)		(502,110)
Payment on purchase of software license	(30,000)	[2]	0	[2]
Net cash used in investing activities	(625,618)		(1,059,604)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	318,000		17,100
Proceeds from issuance of convertible debt - unrelated parties	3,812,000
Proceeds from issuance of convertible debt - related parties	500,000
Loan advances received from related parties			17,685
Expenditures relating to private offerings	(210,049)		(30,000)
Repayments on related party loans			(790,822)
Principal reduction on obligation on patent purchases	(76,180)		(165,438)
Net cash provided by (used in) financing activities	4,343,771		(951,475)
Net increase (decrease) in cash	1,633,906		(3,516,368)
Beginning balance - cash	523,801		4,040,169
Ending balance - cash	2,157,707		523,801
Supplemental Information:
Interest expense paid	11,321		50,705
Income taxes paid	$ 800		$ 800

[1]	Regarding Soapbox Mobil, Inc.
[2]	Regarding Anywhere software license.